Cost of Sales	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cost of Sales
6. COST OF SALES

	2019	2018	2017
Inventories at the beginning of the year	6,853,333	5,892,728	6,341,329
Finished products	595,989	317,369	412.504
Products in progress	1,656,335	1,414,029	1.799.461
Raw materials, materials, fuel and spare parts	4,601,009	4,161,330	4,129,364

Currency translation differences	273,804	149,228	(13,124)
Purchases and production expenses for the year	27,997,878	31,551,389	28,038,808
Inventories at the end of the year	(6,983,021)	(6,853,333)	(5,892,728)
Finished products	(489,582)	(595,989)	(317,369)
Products in progress	(1,577,277)	(1,656,335)	(1,414,029)
Raw materials, materials, fuel and spare parts	(4,916,162)	(4,601,009)	(4,161,330)

Cost of sales	28,141,994	30,740,012	28,474,285

The detail of production expenses is as follows:

	2019	2018	2017
Fees and service fees	499,612	520,510	369,487
Salaries, wages and social security contributions	4,923,151	5,196,957	5,221,971
Transport and travelling expenses	198,551	238,417	220,057
Data processing	17,976	24,647	20,710
Taxes, contributions and commissions	458,430	457,683	421,472
Depreciation and amortizations	3,165,250	3,335,667	2,735,231
Preservation and maintenance costs	2,508,574	2,962,656	3,117,723
Communications	28,311	26,738	24,828
Leases	67,706	77,881	61,662
Employee benefits	109,673	113,662	121,388
Water, natural gas and energy services	11,318	9,021	9,248
Freight	2,207,433	2,678,736	2,701,483
Fuel	4,411,917	4,883,503	3,797,905
Insurance	90,510	65,539	57,457
Packaging	1,069,699	1,095,010	934,458
Electrical power	2,807,288	3,135,468	2,403,440
Contractors	2,084,512	2,292,933	1,851,299
Tolls	3,182	6,125	11,333
Canon (concession fee)	28,390	27,815	28,084
Security	155,059	182,777	200,176
Others	357,230	350,773	401,645

Total	25,203,772	27,682,518	24,711,057